PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173

713.626.1919
www.invesco.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) (“AIS”)
CIK No. 0000842790
Invesco U.S. Government Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund, as filed pursuant to Rule 497(e) under the 1933 Act on February 14, 2014 (Accession Number: 0001193125-14-053129).

Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel